STOCK-BASED COMPENSATION (Details)								1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 28, 2022 shares	Aug. 30, 2021 shares	Jul. 12, 2021 shares	Jun. 08, 2021 shares	Jan. 04, 2021 shares	Dec. 30, 2020 USD ($) $ / shares	May 28, 2020 $ / shares shares	Mar. 31, 2022 USD ($) shares	Jan. 31, 2021	Dec. 31, 2020 tranche shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2011 shares
Share-based Payment Arrangement, Nonemployee | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost | $													$ 176,400
2020 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares of common stock that may be delivered (in shares)										1,800,000
2020 Equity Incentive Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares)													1,170,000
2020 Equity Incentive Plan | Vesting period one | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage											50.00%		50.00%
2020 Equity Incentive Plan | Vesting period two | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage											50.00%		50.00%
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Director restricted stock grants (in shares)										540,000
Number of vesting tranches | tranche										3
Fair value of common shares issued (in dollars per share) | $ / shares						$ 1.06
Compensation cost | $						$ 572,400
Award vesting period						3 years
Unrecognized share based compensation | $													$ 381,600
Unrecognized share based compensation period (in years)													24 months
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost | $											$ 47,700	$ 47,700	$ 190,800
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | Vesting period one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)										180,000
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | Vesting period two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)										180,000
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | Vesting period three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)										180,000
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | Share-based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)											0		0
Unrecognized share based compensation | $								$ 1,150,014			$ 1,150,014		$ 605,451
Unrecognized share based compensation period (in years)													24 months
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | Share-based Payment Arrangement, Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share based compensation | $													$ 253,363
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | Achievement of Targeted Growth, Group 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share based compensation period (in years)													26 months
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | Achievement of Targeted Growth, Group 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share based compensation period (in years)													12 months
2020 Equity Incentive Plan | Share-based Payment Arrangement, Nonemployee | Achievement of Targeted Growth, Group 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share based compensation period (in years)													15 months
2020 Equity Incentive Plan | Share-based Payment Arrangement, Employee | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									3 years
Number of awards granted (in shares)	40,000	30,000	25,000	60,000	1,055,000
2020 Equity Incentive Plan | Share-based Payment Arrangement, Employee | Share-based Payment Arrangement, Tranche Four | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost | $											$ 60,899	49,311	$ 273,186
Award vesting period	2 years 2 months 12 days	1 year 9 months 18 days	1 year 9 months 18 days	1 year 8 months 12 days	3 years 2 months 12 days
2020 Equity Incentive Plan | Share-based Payment Arrangement, Employee | Share-based Payment Arrangement, Tranche Five | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award target period									5 years
A2011 Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares of common stock that may be delivered (in shares)														1,200,000
Number of shares available for grant (in shares)								0			0
A2011 Equity Compensation Plan | Share-based Payment Arrangement, Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares issued (in dollars per share) | $ / shares							$ 0.56
Common stock, shares issued (in shares)							315,000
A2011 Equity Compensation Plan | Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost | $													$ 27,849
Award vesting period							1 year
Options granted (in shares)							138,800
Weighted average exercise price (in dollars per share) | $ / shares							$ 0.56
Risk free interest rate							0.17%
Expected volatility rate							92.91%
Exercise price (in dollars per share) | $ / shares							$ 0.20
Options repurchased and cancelled in the period (in shares)								48,650					66,150
Cash paid for repurchased and cancelled in period | $												$ 194,581	$ 247,156
Options outstanding (in shares)								72,650			72,650		72,650
Intrinsic value | $								$ 80,642			$ 80,642		$ 53,035
A2011 Equity Compensation Plan Past Services | Share-based Payment Arrangement, Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued (in shares)							135,000
A2011 Equity Compensation Plan Current Services | Share-based Payment Arrangement, Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued (in shares)							180,000